Risk Management (Details 12) - BRL (R$) R$ in Thousands		Dec. 31, 2019		Dec. 31, 2018
Total Adjusted Amount
Total HQLA	[1]	R$ 112,872,809		R$ 140,377,669
Total net cash outflow	[1]	R$ 78,493,191		R$ 81,700,271
LCR (%)	[1]	143.80%		171.80%
Average Amount
Cash Outlows
Ratail funding:	[3]	R$ 239,379,478	[2]	R$ 235,539,799	[4]
Stable funding	[3]	129,085,762	[2]	119,809,242	[4]
Less stable funding	[3]	110,293,716	[2]	115,730,557	[4]
Non-collateralized wholesale funding:	[3]	132,504,666	[2]	125,136,835	[4]
Operating deposits (all counterparties) and affiliated cooperative deposits	[3]	9,638,912	[2]	8,648,728	[4]
Non-operating deposits (all counterparties)	[3]	121,673,837	[2]	115,864,088	[4]
Other non-collateralized wholesale funding	[3]	1,191,917	[2]	624,019	[4]
Collateralized wholesale funding	[3]	0	[2]	0	[4]
Additional requirements:	[3]	113,180,204	[2]	104,341,246	[4]
Related to exposure to derivatives and other collateral requirements	[3]	14,457,167	[2]	14,419,270	[4]
Related to funding losses through the issue of debt instruments	[3]	765,093	[2]	554,811	[4]
Related to lines of credit and liquidity	[3]	97,957,944	[2]	89,367,165	[4]
Other contractual obligations	[3]	37,020,644	[2]	33,875,647	[4]
Other contingent obligations	[3]	132,713,942	[2]	122,319,336	[4]
Total cash outflows	[3]	0	[2]	0	[4]
Cash Inflows
Collateralized loans	[3]	65,979,377	[2]	95,238,798	[4]
Outstanding loans whose payments are fully up-to-date	[3]	32,730,607	[2]	30,039,902	[4]
Other cash inflows	[3]	41,453,133	[2]	37,235,944	[4]
Total cash inflows	[3]	140,163,117	[2]	162,514,644	[4]
Weighted Average Amount
Information on the Liquidity Coverage Ratio (LCR)
Total High Quality Liquid Assets (HQLA)	[5]	112,872,809	[2]	140,377,669	[4]
Cash Outlows
Ratail funding:	[5]	21,636,196	[2]	21,919,302	[4]
Stable funding	[5]	6,454,288	[2]	5,990,462	[4]
Less stable funding	[5]	15,181,908	[2]	15,928,840	[4]
Non-collateralized wholesale funding:	[5]	53,070,146	[2]	50,927,871	[4]
Operating deposits (all counterparties) and affiliated cooperative deposits	[5]	481,946	[2]	432,436	[4]
Non-operating deposits (all counterparties)	[5]	51,396,283	[2]	49,871,416	[4]
Other non-collateralized wholesale funding	[5]	1,191,917	[2]	624,019	[4]
Collateralized wholesale funding	[5]	3,828,662	[2]	5,361,781	[4]
Additional requirements:	[5]	14,729,075	[2]	14,181,343	[4]
Related to exposure to derivatives and other collateral requirements	[5]	6,617,026	[2]	6,741,269	[4]
Related to funding losses through the issue of debt instruments	[5]	765,093	[2]	554,811	[4]
Related to lines of credit and liquidity	[5]	7,346,956	[2]	6,885,263	[4]
Other contractual obligations	[5]	35,080,897	[2]	31,857,396	[4]
Other contingent obligations	[5]	5,420,129	[2]	4,915,397	[4]
Total cash outflows	[5]	133,765,105	[2]	129,163,091	[4]
Cash Inflows
Collateralized loans	[5]	896,126	[2]	0	[4]
Outstanding loans whose payments are fully up-to-date	[5]	20,645,466	[2]	16,950,831	[4]
Other cash inflows	[5]	33,730,321	[2]	30,511,989	[4]
Total cash inflows	[5]	R$ 55,271,913	[2]	R$ 47,462,820	[4]

[1]	Corresponds to the calculated value after the application of weighting factors and limits.
[2]	Calculated based on the simple daily average of the months that compose the fourth quarter (64 observations);
[3]	Corresponds to the total balance related to the item of cash inflows or outflows;
[4]	Calculated based on the simple daily average of the months that compose the fourth quarter (62 observations);
[5]	Corresponds to the value after application of the weighting factors;